PROVISION FOR JUDICIAL LIABILITIES - Rollforward of provisions for probably losses, net of judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Judicial deposits	R$ (196,916)	R$ (174,324)
Provision	3,452,871	3,686,801
Provision, net	3,255,955	3,512,477
Taxes and social security
Disclosure of other provisions [line items]
Judicial deposits	(135,641)	(124,133)
Provision	2,984,230	3,176,503
Provision, net	2,848,589	3,052,370
Labor
Disclosure of other provisions [line items]
Judicial deposits	(57,780)	(50,464)
Provision	217,180	227,139
Provision, net	159,400	176,675
Civil and environment
Disclosure of other provisions [line items]
Judicial deposits	(3,495)	273
Provision	251,461	283,159
Provision, net	R$ 247,966	R$ 283,432